--------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL
EQUITY FUND
Annual Report
December 31, 2000

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000                     Baillie Gifford International Equity Fund
--------------------------------------------------------------------------------
Company                                   Shares               U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5
AUSTRALIA - 3.0%
BHP, Ltd.                                 273,000              $ 2,875,473
Brambles Industries, Ltd.                 160,000                3,733,956
Foster's Brewing Group, Ltd.              621,000                1,628,671
National Australia Bank, Ltd.             174,000                2,785,431
Woolworths, Ltd.                          782,000                3,658,632
                                                               -----------
                                                                14,682,163
BELGIUM - 1.1%                                                 -----------
Interbrew (a)                             155,170                5,407,859
Interbrew - STRIP (a)                      65,700                      617
                                                               -----------
                                                                 5,408,476
DENMARK - 0.6%                                                 -----------
GN Store Nord A/S                         180,510                3,156,126
                                                               -----------
FINLAND - 3.6%
Nokia Oyj                                 394,620               17,598,770
                                                               -----------
FRANCE - 11.7%
Aventis SA                                131,070               11,506,004
AXA                                        45,790                6,620,655
BNP Paribas SA                             55,850                4,902,803
Carrefour SA                               75,900                4,767,355
Legrand SA                                 33,290                6,719,886
Societe Television Francaise 1            110,730                5,977,819
Total Fina Elf SA                         114,210               16,985,132
                                                               -----------
                                                                57,479,654
                                                               -----------
GERMANY - 4.9%
Deutsche Bank AG                          108,880                9,195,152
Epcos AG                                   44,220                3,881,861
Gehe AG                                    62,940                2,408,041
Intershop Communications AG (a)            22,800                  747,085
MLP AG - Vorzug                            33,340                3,678,011
SAP AG                                     33,920                3,949,000
                                                               -----------
                                                                23,859,150
                                                               -----------
HONG KONG - 2.8%
Bank of East Asia, Ltd.                   874,000                2,257,862
Cheung Kong (Holdings), Ltd.              147,000                1,879,928
China Mobile (Hong Kong), Ltd. (a)        150,000                  819,241
Hongkong Electric Holdings, Ltd.          346,000                1,277,555
Hutchison Whampoa, Ltd.                   237,000                2,954,942
Legend Holdings, Ltd.                   1,842,000                1,157,169
PetroChina Co., Ltd.                   10,152,000                1,692,022
Swire Pacific, Ltd.                       261,000                1,882,235
                                                               -----------
                                                                13,920,954
                                                               -----------
IRELAND - 1.3%
CRH Plc                                   338,360                6,296,400
                                                               -----------

ITALY - 5.2%
Bipop - Carire SpA                        691,600              $ 4,512,834
Riunione Adriatica di Sicurta SpA         436,980                6,814,607
San Paolo - IMI SpA                       551,380                8,914,434
Telecom Italia Mobile SpA                 691,900                5,521,688
                                                               -----------
                                                                25,763,563
                                                               -----------
JAPAN - 17.3%
Canon, Inc.                               108,000                3,782,837
Fast Retailing Co., Ltd.                   26,900                5,271,646
Hirose Electric Co., Ltd.                  30,500                2,937,828
Hitachi, Ltd.                             548,000                4,884,974
Honda Motor Co., Ltd.                     193,000                7,199,475
Kao Corp.                                 172,000                5,000,350
Kyocera Corp.                              32,900                3,592,496
Nippon Electric Glass Co., Ltd.           160,000                3,019,264
Nippon Telegraph and Telephone Corp. (NTT)    577                4,158,240
NTT DoCoMo, Inc.                              319                5,502,890
Promise Co., Ltd.                          71,900                5,099,737
Rohm Co., Ltd.                             30,000                5,700,525
SMC Corp.                                  38,900                5,007,268
Sony Corp.                                 62,600                4,330,473
Sumitomo Chemical Co., Ltd.               998,000                4,955,044
Takeda Chemical Industries, Ltd.          104,000                6,156,217
The Nomura Securities Co., Ltd.           304,000                5,470,403
The Sumitomo Marine and Fire
  Insurance Co., Ltd.                     440,000                2,839,580
                                                               -----------
                                                                84,909,247
                                                               -----------
NETHERLANDS - 8.3%
Aegon NV                                  196,000                8,107,934
Akzo Nobel NV                             180,700                9,704,291
ASM Lithography Holding NV (a)            256,900                5,834,580
Koninklijke (Royal) Philips
  Electronics NV                          190,070                6,963,225
Verenigde Nederlandse
  Uitgeversbedrijven NV                   209,490               10,296,499
                                                               -----------
                                                                40,906,529
                                                               -----------
PORTUGAL - 1.1%
Brisa-Auto Estradas de Portugal, SA       624,750                5,572,364
                                                               -----------
SINGAPORE - 0.7%
Singapore Press Holdings, Ltd.            233,000                3,439,908
                                                               -----------
SPAIN - 2.3%
Banco Santander Central Hispano, SA       615,640                6,589,331
Telefonica, SA                            271,210                4,481,547
                                                               -----------
                                                                11,070,878
                                                               -----------
SWEDEN - 2.0%
Atlas Copco AB, Class B                   183,160                3,833,830
Telefonaktiebolaget LM
  Ericsson AB, Class B                    547,800                6,241,164
                                                               -----------
                                                                10,074,994
                                                               -----------
SWITZERLAND - 7.4%
Adecco SA                                   7,214                4,540,747
Credit Suisse Group                        59,740               11,354,471
Nestle SA                                   3,241                7,560,000
Novartis AG                                 7,310               12,923,881
                                                               -----------
                                                                36,379,099
                                                               -----------

UNITED KINGDOM - 21.2%
Amvescap Plc.                             268,000              $ 5,444,063
ARM Holdings Plc. (a)                     141,000                1,065,661
AstraZeneca Group Plc.                     62,000                3,125,467
Barclays Plc.                             141,000                4,363,734
BP Amoco Plc.                           1,291,000               10,412,845
Cable & Wireless Plc.                     105,000                1,416,206
CGNU Plc.                                 204,000                3,290,814
CMG Plc.                                  190,000                2,514,414
Diageo Plc.                               367,000                4,111,277
Electrocomponents Plc.                    169,000                1,671,068
Energis Plc. (a)                          201,000                1,351,008
Enterprise Oil Plc.                       350,000                2,964,152
GlaxoSmithKline Plc. (a)                  469,112               13,243,042
Granada Compass Plc. (a)                  238,000                2,589,739
Halifax Group Plc.                        190,000                1,882,972
Hanson Plc.                               577,000                3,949,369
HSBC Holdings Plc.                        447,000                6,576,475
Imperial Tobacco Group Plc.               534,000                5,555,355
Lloyds TSB Group Plc.                     325,000                3,436,893
Prudential Plc.                           130,000                2,087,379
Royal Bank of Scotland Group Plc.         220,000                5,198,506
Shell Transport & Trading Co. Plc.        576,000                4,706,079
The Sage Group Plc.                       336,000                1,539,477
Vodafone Group Plc.                     3,155,000               11,569,119
                                                               -----------
                                                               104,065,114
                                                               -----------

TOTAL COMMON STOCKS                                            -----------
       (cost $476,917,664)                                     464,583,389
                                                               -----------
MUTUAL FUNDS - 2.8%
UNITED KINGDOM - 2.8%
Baillie Gifford Japanese
  Smaller Cos. Fund                       684,931                9,788,528
Baillie Gifford Pacific Fund            2,525,000                3,918,559
                                                               -----------
                                                                13,707,087
                                                               -----------
TOTAL MUTUAL FUNDS
       (cost $16,072,623)                                       13,707,087
                                                               -----------
PREFERRED STOCKS - 0.7%
JAPAN - 0.7%
Sanwa International Financial
  Bermuda Trust, 1.25%
       (cost $4,300,246)               02,000,000                3,449,737
                                                               -----------
TOTAL INVESTMENTS - 98.0%
       (cost $497,290,533)                                     481,740,213
Other assets less liabilities - 2.0%                             9,811,596
                                                               -----------
NET ASSETS - 100%                                             $491,551,809
                                                              ============

(a) Non - income producing security

See notes to financial statements

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2000 (UNAUDITED)          BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                                      % of
                                                                    Total Net
                                                   US$ Value          Assets
                                                 --------------    ------------
Automobiles                                       $  7,199,475            1.5%
Banks                                               71,970,898           14.6
Beverages                                            9,519,753            1.9
Chemicals                                           26,165,339            5.3
Construction & Building Materials                   10,245,769            2.1
Corporate Convertibles                               3,449,737            0.7
Distributors                                         4,079,109            0.8
Diversified Industrials                              4,837,178            1.0
Electricity                                          1,277,555            0.3
Electronic & Electrical Equipment                   35,227,869            7.2
Engineering & Machinery                              8,841,098            1.8
Food & Drug Retailers                                8,425,987            1.7
Food Producers & Processors                          7,560,000            1.5
Information Technology Hardware                     42,482,843            8.6
Insurance                                           19,952,853            4.1
Life Assurance                                      13,486,127            2.7
Media & Photography                                 19,714,226            4.0
Mining                                               2,875,473            0.6
Oil & Gas                                           36,760,230            7.5
Open-Ended Investment Cos.                          13,707,087            2.8
Personal Care & Household Products                   5,000,350            1.0
Pharmaceuticals                                     35,448,607            7.2
Real Estate                                          1,879,928            0.4
Restaurants, Pubs & Breweries                        4,218,410            0.9
Retailers-General                                    5,271,646            1.1
Software & Computer Technology                       8,749,976            1.8
Specialty & Other Finance                           16,014,203            3.3
Support Services                                     4,540,747            0.9
Telecommunications Services                         37,976,065            7.7
Tobacco                                              5,555,355            1.1
Transportation                                       9,306,320            1.9
                                                 --------------          -----
Total Value of Investments                         481,740,213           98.0%
Other assets less liabilities                        9,811,596            2.0%
                                                 --------------          ------
Net Assets                                       $ 491,551,809          100.0%
                                                 ==============         =======

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000                     BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

ASSETS
         Investments, at value (cost $497,290,533)                                        $ 481,740,213
         Cash                                                                                 2,988,503
         Foreign cash, at value (cost $26,628,390)                                           27,739,435
         Dividends and interest receivable                                                      306,913
                                                                                          -------------
         Total assets                                                                       512,775,064
                                                                                          -------------
LIABILITIES
        Payable for investments purchased                                                    20,552,222
        Payable for currency purchased                                                          119,226
        Advisory fee payable                                                                    279,902
        Service fee payable                                                                      39,986
        Other expenses                                                                          231,919
                                                                                          -------------
        Total liabilities                                                                    21,223,255
                                                                                          -------------
NET ASSETS                                                                                $ 491,551,809
                                                                                          =============
COMPOSITION OF NET ASSETS
        Paid-in capital                                                                   $ 509,232,642
        Accumulated net investment loss                                                          (3,061)
        Accumulated net realized loss on investments and foreign currency transactions       (3,026,175)
        Net unrealized depreciation of investments and foreign currency denominated
             assets and liabilities                                                         (14,651,597)
                                                                                          -------------
                                                                                          $ 491,551,809
                                                                                          =============
 NET ASSET VALUE, PER SHARE
         ($491,551,809/50,923,264 Class III shares outstanding)                           $        9.65
                                                                                          -------------

        See notes to financial statements

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000 (a)        BAILLIE GIFFORD INTERNATIONAL
                                                  EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $29,999)              $    359,252
   Interest                                                               189,494
                                                                     ------------
           TOTAL INVESTMENT INCOME                                        548,746
                                                                     ------------
EXPENSES
   Advisory fee                                                           279,902
   Fund Accounting                                                        119,958
   Custody                                                                 49,583
   Service fee                                                             39,986
   Professional fees                                                       23,992
   Transfer Agency                                                         15,994
   Other                                                                   22,392
                                                                     ------------
           TOTAL EXPENSES                                                 551,807
                                                                     ------------
           NET INVESTMENT LOSS                                             (3,061)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions                        (3,254,211)
   Net realized gain on foreign currency transactions                     228,036
                                                                     ------------
                                                                       (3,026,175)
                                                                     ------------
   Net unrealized appreciation/(depreciation) of:
      Investments                                                     (15,550,320)
      Foreign currency denominated assets and liabilities                 898,723
                                                                     ------------
                                                                      (14,651,597)
                                                                     ------------
   Net loss on investments and foreign currency transactions          (17,677,772)
                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $(17,680,833)
                                                                     =============

(A) COMMENCEMENT OF OPERATIONS, NOVEMBER 1, 2000.

        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
                                       BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                           PERIOD ENDED
                                                                            DECEMBER 31,
                                                                              2000(a)
                                                                           --------------
DECREASE IN NET ASSETS FROM OPERATIONS
  Net investment loss                                                $      (3,061)
  Net realized loss on investments and foreign currency transactions    (3,026,175)
  Net unrealized depreciation of investments and foreign currency
       denominated assets and liabilities                              (14,651,597)
                                                                     -------------
  Net decrease in net assets from operations                           (17,680,833)
                                                                     -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                                         509,232,642
                                                                     -------------
  Increase in Net Assets                                               491,551,809

NET ASSETS
  Beginning of period                                                            0
                                                                     -------------
  End of period                                                      $ 491,551,809
                                                                     =============

(A)      COMMENCEMENT OF OPERATIONS, NOVEMBER 1, 2000.

        SEE NOTES TO FINANCIAL STATEMENTS.

BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                           For the Period
                                                         November 1, 2000 (A)
                                                               Through
                                                          December 31, 2000
                                                         ------------------
Net asset value, beginning of period                           $10.00
                                                         ------------------
INCOME FROM INVESTMENT OPERATIONS
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                      (0.35)
                                                         ------------------
Net decrease in net asset
     value from investment operations                           (0.35)
                                                         ------------------
 Net asset value, end of period                                 $9.65
                                                         ==================
TOTAL RETURN
Total investment return based on net
     asset value (b)                                            (3.50%)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
     (000's omitted)                                         $491,552
Ratio of expenses to average net
     assets                                                      0.69%*
Ratio of net investment loss
      to average net assets                                      0.00%*
Portfolio turnover rate                                          5.57%

*    Annualized.

(a)  Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

     Baillie Gifford International Equity Fund, (the "Fund") is a series of Baillie Gifford Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2000 all shares issued and outstanding were Class III shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

     Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

     The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

     The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

     Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Trustees.

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

     The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Fund are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

     Under the Investment Advisory Agreement, the Fund pays the Manager a quarterly management fee, in arrears, at the annualized rate of 0.35% of the Fund's average net assets. For the period November 1, 2000 to December 31, 2000, the Fund accrued $279,902 in Investment Advisory Fees.

     The Fund has adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.05% of the Fund's average daily net assets attributable to Class III shares. For the period November 1, 2000 to December 31, 2000, the Fund accrued $39,986 in Shareholder Servicing Fees.

NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

For the Period November 1, 2000 to December 31, 2000
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                         $526,505,367

Sales
     Stocks and debt obligations                          $25,960,622

The gross unrealized appreciation and (depreciation) at December 31, 2000 is as follows:

Gross Appreciation                                       $20,000,197
Gross Depreciation                                       (35,550,517)
                                                         ------------
     Net Unrealized Depreciation                        $(15,550,320)
                                                         ============

     The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

     A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements at the Fund's net equity as measured by the difference between the forward exchange rate at the reporting date and the forward exchange rate on the date the contract is entered into. At December 31, 2000, the Fund did not have any forward contracts outstanding.


NOTE D -- REPURCHASE AGREEMENTS

     Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested.


NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST



                                                    For the Period
                                                 November 1, 2000 to
                                                  December 31, 2000
                                            ------------------------------
                                                Shares           Amount
                                            -------------     ------------
Shares sold                                  50,923,264       $509,232,642
                                            -------------     ------------
Less shares repurchased                           0                 0
                                            -------------     ------------
Net increase /decrease
                                             50,923,264       $509,232,642
                                            =============     ============

At December 31, 2000, 100% of the total shares outstanding were held by one record shareholder.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholder of Baillie Gifford International Equity
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baillie Gifford International Equity Fund, a series of Baillie Gifford Funds, (the "Trust") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 26, 2001